Registration No. 333-31131
                                                 Registration No. 811-07659
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                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

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                                   FORM N-4


        REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [ ]

        Pre-Effective Amendment No.                               [ ]

        Post-Effective Amendment No. 22                           [X]


                                    AND/OR

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

        Amendment No.  99                                         [X]


                       (Check appropriate box or boxes)

                              -------------------

                            SEPARATE ACCOUNT No. 49
                                      of
        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                          (Exact Name of Registrant)

                              -------------------

        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)

          1290 Avenue of the Americas, New York, New York 10104
           (Address of Depositor's Principal Executive Offices)
    Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------
                                   ROBIN WAGNER
                             VICE PRESIDENT AND COUNSEL
        The Equitable Life Assurance Society of the United States
          1290 Avenue of the Americas, New York, New York 10104
                 (Name and Address of Agent for Service)
                              ---------------------

               Please send copies of all communications to:

                               PETER E. PANARITES
                                 FOLEY & LARDNER
                               WASHINGTON HARBOUR
                            3000 K STREET, NORTHWEST
                             WASHINGTON, D.C. 20007
                                 (202) 295-4019
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         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On August 6, 2003 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 22 ("PEA") is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to the Registration Statement No. 333-31131 ("Registration Statement") of The Equitable Life Assurance Society of the United States ("Equitable Life") and its Separate Account 49 solely for the purpose of delaying the effective date of Post-Effective Amendment No. 21 to Registration Statement No. 333-31131 filed pursuant to Rule 485(a) under the Securities Act of 1933 on May 8, 2003. The contents of Post-Effective Amendment No. 21 are incorporated herein by reference.

                                SIGNATURES



      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 2nd day of July, 2003.



                                    SEPARATE ACCOUNT No. 49 OF
                                    THE EQUITABLE LIFE ASSURANCE SOCIETY
                                    OF THE UNITED STATES
                                                (Registrant)

                                    By: The Equitable Life Assurance
                                        Society of the United States


                                    By: /s/ Robin Wagner
                                        ----------------------
                                            Robin Wagner
                                            Vice President and Counsel
                                            The Equitable Life
                                            Assurance Society of the United
                                            States


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                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 2nd day of July, 2003.




                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact

July, 2 2003


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